Derivative Liabilities (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 807,682	$ 1,488,423	$ 0
Conversion features issued		1,273,463	1,472,320
Settled upon conversion or exercise		(1,296,416)	(689,469)
Settled upon payment of note	1,301,137	(148,949)	(191,827)
(Loss) Gain on revaluation	493,455	(508,839)	709,431
Balance	$ 0	$ 807,682	1,488,423
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion features issued			$ 187,968